Income Tax - Summary of Breakdown of Income Tax Liability (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Breakdown of Income Tax Liability [Abstract]
Income tax liability, non-current	$ 2	$ 4	$ 26
Income tax liability, current	$ 126	$ 31	$ 27